UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-21955

                          Stewart Capital Mutual Funds
               (Exact name of Registrant as specified in charter)

                             800 Philadelphia Street
                                Indiana, PA 15701
               (Address of principal executive offices) (Zip code)

                              Constance Dye Shannon
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                                    Copy to:
                                  Steven Lentz
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                             90 South Seventh Street
                          Minneapolis, Minnesota 55402
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (724) 465-1443
                                                            --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007

                                    FORM N-Q
Item 1.  Schedule of Investments.

Stewart Capital Mid Cap Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Stewart Capital Mid Cap Fund
Schedule of Investments September 30, 2007 (Unaudited)



                                                                                                Shares                   Value
                                                                                                ------                   -----
Common Stocks 92.0%
Capital Goods 4.3%
Cummins, Inc.                                                                                          2,434     $           311,285
McDermott International, Inc.*                                                                         2,304                 124,600
                                                                                                                 -------------------
                                                                                                                             435,885
                                                                                                                 -------------------
Consumer Durables & Apparel 3.2%
Polaris Industries, Inc.                                                                               7,511                 327,630
                                                                                                                 -------------------

Consumer Services 17.4%
Boyd Gaming Corp.                                                                                      8,960                 383,936
Cedar Fair LP                                                                                         12,917                 308,070
International Speedway Corp.                                                                           7,178                 329,183
Matthews International Corp.                                                                           8,445                 369,891
Royal Caribbean Cruises Ltd.                                                                           9,293                 362,706
                                                                                                                 -------------------
                                                                                                                           1,753,786
                                                                                                                 -------------------
Diversified Financials 4.2%
Federated Investors, Inc.                                                                             10,744                 426,537
                                                                                                                 -------------------

Energy 9.0%
Frontier Oil Corp.                                                                                     2,475                 103,059
General Maritime Corp.                                                                                14,553                 406,174
Helix Energy Solutions Group, Inc.*                                                                    7,141                 303,207
Teekay Shipping Corp.                                                                                  1,639                  96,390
                                                                                                                 -------------------
                                                                                                                             908,830
                                                                                                                 -------------------
Food & Staples Retailing 3.4%
Weis Markets, Inc.                                                                                     8,106                 346,045
                                                                                                                 -------------------

Food Beverage & Tobacco 6.0%
Constellation Brands, Inc.*                                                                           11,390                 275,752
J. M. Smucker Company (The)                                                                            6,187                 330,509
                                                                                                                 -------------------
                                                                                                                             606,261
                                                                                                                 -------------------
Health Care Equipment & Services 3.4%
C.R. Bard, Inc.                                                                                        1,110                  97,891
Hillenbrand Industries, Inc.                                                                           4,514                 248,360
                                                                                                                 -------------------
                                                                                                                             346,251
                                                                                                                 -------------------
Household & Personal Products 3.6%
Nu Skin Enterprises, Inc.                                                                             22,845                 369,175
                                                                                                                 -------------------

Insurance 10.0%
Fidelity National Financial, Inc.                                                                     18,388                 321,422
Mercury General Corp.                                                                                  6,427                 346,608
Old Republic International Corp.                                                                      18,776                 351,863
                                                                                                                 -------------------
                                                                                                                           1,019,893
                                                                                                                 -------------------
Materials 5.7%
Headwaters, Inc.*                                                                                      8,804                 131,004
Sociedad Quimica y Minera de Chile SA (American Depository Receipt)                                    1,875                 325,181
Southern Copper Corp.                                                                                    992                 122,839
                                                                                                                 -------------------
                                                                                                                             579,024
                                                                                                                 -------------------
Pharmaceuticals, Biotechnology 4.4%
Barr Pharmaceuticals, Inc.*                                                                            6,353                 361,549
Endo Pharmaceuticals Holdings, Inc.*                                                                   2,856                  88,565
                                                                                                                 -------------------
                                                                                                                             450,114
                                                                                                                 -------------------
Retailing 4.4%
IAC/InterActiveCorp*                                                                                   3,186                  94,529
Limited Brands, Inc.                                                                                  15,580                 356,626
                                                                                                                 -------------------
                                                                                                                             451,155
                                                                                                                 -------------------
Software & Services 3.1%
Micros Systems, Inc.*                                                                                  4,795                 312,011
                                                                                                                 -------------------


Technology Hardware & Equipment 3.6%
Seagate Technology                                                                                    14,460      $          369,887
                                                                                                                 -------------------

Utilities 6.3%
Nicor, Inc.                                                                                            6,540                 280,566
Oneok, Inc.                                                                                            7,478                 354,457
                                                                                                                 -------------------
                                                                                                                             635,023
                                                                                                                 -------------------
Total Common Stock
  (Cost $9,446,980)                                                                                                        9,337,507
                                                                                                                 -------------------

Short Term Investment 6.1%
Federated Prime Obligations, 4.76%                                                                   622,166                 622,166
                                                                                                                 -------------------

Total Short Term Investment
  (Cost $622,166)                                                                                                            622,166
                                                                                                                 -------------------



Total Investments 98.1%
  (Cost $10,069,146)                                                                                                       9,959,673
Other Assets less Liabilities 1.9%                                                                                           192,491
                                                                                                                 -------------------
Net Assets 100.0%                                                                                                        $10,152,164
                                                                                                                 ===================

* non income producing
See Notes to Schedule of  Investments

       Organization

       Stewart Capital Mutual Funds (the "Trust") was organized on September 22, 2006 as a Delaware business trust and registered under the Investment Company Act of 1940 as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio:
       Stewart Capital Mid Cap Fund (the "Fund"). The Fund is a diversified portfolio of the Trust and is authorized to issue Class A shares. Class A commenced operations at the end of business on December 29, 2006. Stewart Capital Advisors, LLC is the Fund's investment adviser.

       Investment Valuation - In connection with the determination of the Fund's net asset value, securities listed on the U.S. stock exchanges or the NASDAQ Stock Market are valued at the last sale price on such market, or if such a price is lacking, for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded in the over-the-counter market are valued at their current bid price. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.


       Federal Income Tax Information

       At September 30, 2007, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:



       Cost of Investments                                  $ 10,115,353
                                                    =====================

       Gross Unrealized Appreciation                           $ 557,946
       Gross Unrealized Depreciation                            (713,626)
                                                    ---------------------

       Net Unrealized Depreciation                            $ (155,680)
                                                    =====================

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stewart Capital Mutual Funds

By:      /s/Malcolm E. Polley
    ----------------------------------------------------------------------------
         Malcolm E. Polley
         Principal Executive Officer

Date:    November 29, 2007
      --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Malcolm E. Polley
    ----------------------------------------------------------------------------
         Malcolm E. Polley
         Principal Executive Officer

Date:    November 29, 2007
      --------------------------------------------------------------------------


By:      /s/Timothy P. McKee
    ----------------------------------------------------------------------------
         Timothy P. McKee
         Principal Financial Officer

Date:    November 29, 2007
      --------------------------------------------------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)